                               VARIABLE ACCOUNT B
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 1999

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policy owners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.





[MONARCH LOGO]


The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account B of Monarch Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Money, Bond, Aggressive Growth, Capital Appreciation, Multiple Strategies, High Income, U.S. Treasury Securities, 1999 Trust, 2000 Trust, 2005 Trust through 2010 Trust Divisions at December 31, 1999 and 1998, and the U.S. Securities, 2019 Trust Division at December 31, 1999, the U.S. Securities 1998 Trust Division at December 31, 1998, (constituting Variable Account B of Monarch Life Insurance Company) and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999, by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2000

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1999


ASSETS                                                         COST                   SHARES/UNITS               MARKET VALUE
                                                          ----------------           ----------------           ---------------
Investment in Oppenheimer Variable Account Funds,
at Market Value (Note 2):
  Oppenheimer Money Fund                                $      24,907,278                 24,907,278          $     24,907,278
  Oppenheimer Bond Fund                                         5,845,367                    489,950                 5,644,221
  Oppenheimer Aggresssive Growth Fund                          23,607,080                    409,194                33,680,780
  Oppenheimer Capital Appreciation Fund                        33,143,509                    928,572                46,280,031
  Oppenheimer Multiple Strategies Fund                         39,658,171                  2,683,028                46,845,671
  Oppenheimer High Income Fund                                  8,685,047                    816,075                 8,748,318
                                                          ----------------                                      ---------------
                                                              135,846,452                                          166,106,299
                                                          ----------------                                      ---------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
  2000 Trust                                                    2,771,749                  2,916,347                 2,905,003
  2005 Trust                                                    1,855,663                  2,433,140                 1,766,411
  2006 Trust                                                    1,252,635                  1,698,606                 1,174,586
  2007 Trust                                                      143,553                    205,705                   132,463
  2008 Trust                                                      266,006                    412,507                   242,690
  2009 Trust                                                       31,134                     51,302                    28,207
  2010 Trust                                                      440,559                    780,216                   396,638
  2019 Trust                                                       57,216                    200,945                    55,577
                                                          ----------------                                      ---------------
                                                                6,818,515                                            6,701,575
                                                          ----------------                                      ---------------
Total Invested Assets                                   $     142,664,967                                          172,807,874
                                                          ================

Dividends Receivable                                                                                                    52,773
Pending Trades                                                                                                         628,903
                                                                                                                ---------------
  Total Assets                                                                                                     173,489,550
                                                                                                                ---------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                                            1,472,682
                                                                                                                ---------------
  Total Liabilities                                                                                                  1,472,682
                                                                                                                ---------------

  Net Assets                                                                                                  $    172,016,868
                                                                                                                ===============


NET ASSETS
For Variable Life Insurance Policies                                                                          $    171,649,068
Unamortized Allocated Policy Loading (Note 6)                                                                          367,800
                                                                                                                ---------------
  Total Net Assets                                                                                            $    172,016,868
                                                                                                                ===============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998

ASSETS                                                                  COST              SHARES/UNITS               MARKET VALUE
                                                                   ----------------     ----------------           ---------------
Investment in Oppenheimer Variable Account Funds,
at Market Value (Note 2):
  Oppenheimer Money Fund                                         $      24,693,955           24,693,955          $     24,693,955
  Oppenheimer Bond Fund                                                  6,055,890              509,512                 6,277,183
  Oppenheimer Aggresssive Growth Fund                                   19,441,545              477,546                21,408,378
  Oppenheimer Growth Fund                                               32,654,166              989,003                36,266,751
  Oppenheimer Multiple Strategies Fund                                  42,069,706            2,902,263                49,483,588
  Oppenheimer High Income Fund                                           9,968,891              910,148                10,029,831
                                                                   ----------------                                ---------------
                                                                       134,884,153                                    148,159,686
                                                                   ----------------                                ---------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
  1999 Trust                                                               358,426              362,713                   361,052
  2000 Trust                                                             2,857,288            3,007,590                 2,866,564
  2005 Trust                                                             2,076,623            2,718,398                 2,058,833
  2006 Trust                                                             1,376,899            1,866,834                 1,373,019
  2007 Trust                                                               156,137              223,730                   155,495
  2008 Trust                                                               271,491              419,691                   270,927
  2009 Trust                                                                30,815               50,796                    30,970
  2010 Trust                                                               486,636              859,313                   487,935
                                                                   ----------------                                ---------------
                                                                         7,614,315                                      7,604,795
                                                                   ----------------                                ---------------
Total Invested Assets                                            $     142,498,468                                    155,764,481
                                                                   ================

Dividends Receivable                                                                                                       44,827
Pending Trades                                                                                                            221,232
                                                                                                                   ---------------
  Total Assets                                                                                                        156,030,540
                                                                                                                   ---------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                                                 948,270
                                                                                                                   ---------------
  Total Liabilities                                                                                                       948,270
                                                                                                                   ---------------

  Net Assets                                                                                                     $    155,082,270
                                                                                                                   ===============


NET ASSETS
For Variable Life Insurance Policies                                                                             $    154,670,795
Unamortized Allocated Policy Loading,
  Net of Amounts Provided for Future Policy Benefits (Note 6)                                                             411,475
                                                                                                                   ---------------
  Total Net Assets                                                                                               $    155,082,270
                                                                                                                   ===============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                                 TOTALS - ALL DIVISIONS
                                                         ---------------------------------------------------------------------
                                                              1999                       1998                       1997
                                                         ----------------           ----------------           ---------------
Investment Income:
  Dividends (Note 2)                                   $       8,046,746          $       9,140,797          $      9,179,780
Expenses:
  Risk Charges and Administrative Expenses (Note 3)           -1,022,450                   -996,721                -1,027,845
  Transaction Charges (Note 4)                                   -23,669                    -27,768                   -34,178
                                                         ----------------           ----------------           ---------------
    Net Investment Income                                      7,000,627                  8,116,308                 8,117,757
                                                         ----------------           ----------------           ---------------

Net Realized Gains                                            10,974,432                  4,922,445                12,239,968
Net Unrealized Gains                                          16,876,894                  2,446,941                   881,888
                                                         ----------------           ----------------           ---------------
  Net Realized and Unrealized Gains                           27,851,326                  7,369,386                13,121,856
                                                         ----------------           ----------------           ---------------

Net Increase in Net Assets
  Resulting from Operations                                   34,851,953                 15,485,694                21,239,613
                                                         ----------------           ----------------           ---------------


Transfers of Net Premiums                                        310,106                    977,164                 1,174,323
Transfers of Policy Loading, Net                                 -43,675                   -242,069                  -611,411
Transfers Due to Deaths                                       -2,325,997                 -2,473,487                -1,658,171
Transfers Due to Other Terminations                          -10,074,432                -11,534,142               -15,948,657
Transfers Due to Policy Loans                                 -2,770,809                 -1,098,416                -2,825,734
Transfers of Cost of Insurance                                -2,688,052                 -2,619,332                -2,537,353
Transfers of Loan Processing Charges                            -324,496                   -319,810                  -341,397
Transfers Among Investment Divisions                                  --                         --                        --
                                                         ----------------           ----------------           ---------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                      -17,917,355                -17,310,092               -22,748,400
                                                         ----------------           ----------------           ---------------

Total Increase (Decrease) in Net Assets                       16,934,598                 -1,824,398                -1,508,787
Net Assets - Beginning of Year                               155,082,270                156,906,668               158,415,455
                                                         ----------------           ----------------           ---------------
Net Assets - End of Year                               $     172,016,868          $     155,082,270          $    156,906,668
                                                         ================           ================           ===============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                        AGGRESSIVE        CAPITAL
                                                                           MONEY           BOND           GROWTH       APPRECIATION
                                                                            FUND           FUND            FUND           FUND
                                                           TOTAL          DIVISION       DIVISION        DIVISION       DIVISION
                                                        -------------    -----------     ----------     -----------    -----------
Investment Income:
  Dividends (Note 2)                                  $    8,046,746   $  1,267,781    $   328,165    $         --   $  1,528,328
Expenses:
  Risk Charges and Administrative Expenses (Note 3)       -1,022,450       -175,606        -38,412        -146,205       -243,594
   Transaction Charges (Note 4)                              -23,669             --             --              --             --
                                                        -------------    -----------     ----------     -----------    -----------
    Net Investment Income (Loss)                           7,000,627      1,092,175        289,753        -146,205      1,284,734
                                                        -------------    -----------     ----------     -----------    -----------

Net Realized Gains (Losses)                               10,974,432             --         -7,993       7,104,598      2,693,583
Net Unrealized Gains (Losses)                             16,876,894             --       -422,439       8,106,867      9,523,937
                                                        -------------    -----------     ----------     -----------    -----------
  Net Realized and Unrealized Gains (Losses)              27,851,326             --       -430,432      15,211,465     12,217,520
                                                        -------------    -----------     ----------     -----------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                               34,851,953      1,092,175       -140,679      15,065,260     13,502,254
                                                        -------------    -----------     ----------     -----------    -----------

Transfers of Net Premiums                                    310,106         35,641          3,319          50,180         97,022
Transfers of Policy Loading, Net                             -43,675       -140,374         -2,990         -30,860         29,059
Transfers Due to Deaths                                   -2,325,997       -549,431       -103,482        -489,957       -227,895
Transfers Due to Other Terminations                      -10,074,432     -3,948,691       -545,880      -1,420,338     -1,322,777
Transfers Due to Policy Loans                             -2,770,809       -664,720        -49,840        -126,602       -966,210
Transfers of Cost of Insurance                            -2,688,052       -472,673       -132,425        -360,079       -593,712
Transfers of Loan Processing Charges                        -324,496        -60,276        -19,855         -53,450        -76,496
Transfers Among Investment Divisions                              --      4,546,499        358,870         310,020       -833,405
                                                        -------------    -----------     ----------     -----------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  -17,917,355     -1,254,025       -492,283      -2,121,086     -3,894,414
                                                        -------------    -----------     ----------     -----------    -----------

Total Increase (Decrease) in Net Assets                   16,934,598       -161,850       -632,962      12,944,174      9,607,840
Net Assets - Beginning of Year                           155,082,270     23,817,596      6,277,183      21,089,827     36,779,701
                                                        -------------    -----------     ----------     -----------    -----------
Net Assets - End of Year                              $  172,016,868   $ 23,655,746    $ 5,644,221    $ 34,034,001   $ 46,387,541
                                                        =============    ===========     ==========     ===========    ===========


                                                         MULTIPLE          HIGH
                                                        STRATEGIES        INCOME
                                                           FUND            FUND           1999
                                                         DIVISION        DIVISION       DIVISION
                                                        -----------     -----------    -----------
Investment Income:
  Dividends (Note 2)                                  $  4,098,638    $    823,834   $         --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)       -307,576         -67,066           -251
   Transaction Charges (Note 4)                                 --              --           -143
                                                        -----------     -----------    -----------
    Net Investment Income (Loss)                         3,791,062         756,768           -394
                                                        -----------     -----------    -----------

Net Realized Gains (Losses)                              1,468,455        -269,665          4,315
Net Unrealized Gains (Losses)                             -226,382           2,331         -2,626
                                                        -----------     -----------    -----------
  Net Realized and Unrealized Gains (Losses)             1,242,073        -267,334          1,689
                                                        -----------     -----------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                              5,033,135         489,434          1,295
                                                        -----------     -----------    -----------

Transfers of Net Premiums                                  113,543           7,075             --
Transfers of Policy Loading, Net                           118,240          -3,616             --
Transfers Due to Deaths                                   -654,936        -239,043             --
Transfers Due to Other Terminations                     -2,172,760        -463,046            684
Transfers Due to Policy Loans                             -716,119        -132,640        -10,353
Transfers of Cost of Insurance                            -788,138        -215,631            834
Transfers of Loan Processing Charges                       -79,556         -23,756            387
Transfers Among Investment Divisions                    -3,491,326        -700,290       -353,871
                                                        -----------     -----------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 -7,671,052      -1,770,947       -362,319
                                                        -----------     -----------    -----------

Total Increase (Decrease) in Net Assets                 -2,637,917      -1,281,513       -361,024
Net Assets - Beginning of Year                          49,483,588      10,029,831        361,024
                                                        -----------     -----------    -----------
Net Assets - End of Year                              $ 46,845,671    $  8,748,318   $         --
                                                        ===========     ===========    ===========


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (CONTINUED)
-------------------------------------------------------------------------------

                                                              2000            2005               2006              2007
                                                           DIVISION         DIVISION          DIVISION           DIVISION
                                                        -------------     -------------     -------------     -------------
Investment Income:
  Dividends (Note 2)                                    $        --       $        --       $        --       $        --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)           -17,974           -12,119            -7,871              -965
   Transaction Charges (Note 4)                                -9,870            -6,374            -4,315              -485
                                                        -------------     -------------     -------------     -------------
    Net Investment Income (Loss)                              -27,844           -18,493           -12,186            -1,450
                                                        -------------     -------------     -------------     -------------

Net Realized Gains (Losses)                                     4,118           -11,418            -5,741              -722
Net Unrealized Gains (Losses)                                 123,978           -71,462           -74,169           -10,448
                                                        -------------     -------------     -------------     -------------
  Net Realized and Unrealized Gains (Losses)                  128,096           -82,880           -79,910           -11,170
                                                        -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                   100,252          -101,373           -92,096           -12,620
                                                        -------------     -------------     -------------     -------------

Transfers of Net Premiums                                        --               1,244              --                --
Transfers of Policy Loading, Net                                 -885            -2,926            -3,508              -600
Transfers Due to Deaths                                       -29,012           -25,689              --                --
Transfers Due to Other Terminations                           -78,554          -113,734               343                35
Transfers Due to Policy Loans                                 -73,309           -11,011           -21,493              --
Transfers of Cost of Insurance                                -48,237           -34,671           -24,818            -3,528
Transfers of Loan Processing Charges                           -5,105            -3,228            -1,199               -91
Transfers Among Investment Divisions                          173,289            -1,027           -55,657            -6,223
                                                        -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                       -61,813          -191,042          -106,332           -10,407
                                                        -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                        38,439          -292,415          -198,428           -23,027
Net Assets - Beginning of Year                              2,866,488         2,058,777         1,372,983           155,482
                                                        -------------     -------------     -------------     -------------
Net Assets - End of Year                                $   2,904,927     $   1,766,362     $   1,174,555     $     132,455
                                                        =============     =============     =============     =============


                                                            2008              2009               2010              2019
                                                           DIVISION         DIVISION          DIVISION           DIVISION
                                                        -------------     -------------     -------------     -------------
Investment Income:
  Dividends (Note 2)                                    $        --       $        --       $        --       $        --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)            -1,558              -221            -2,874              -158
   Transaction Charges (Note 4)                                  -848              -102            -1,452               -80
                                                        -------------     -------------     -------------     -------------
    Net Investment Income (Loss)                               -2,406              -323            -4,326              -238
                                                        -------------     -------------     -------------     -------------

Net Realized Gains (Losses)                                    -1,120              -134            -3,814               -30
Net Unrealized Gains (Losses)                                 -22,752            -3,082           -45,220            -1,639
                                                        -------------     -------------     -------------     -------------
  Net Realized and Unrealized Gains (Losses)                  -23,872            -3,216           -49,034            -1,669
                                                        -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                   -26,278            -3,539           -53,360            -1,907
                                                        -------------     -------------     -------------     -------------

Transfers of Net Premiums                                        --               2,082              --                --
Transfers of Policy Loading, Net                               -2,603              -286            -1,621              -705
Transfers Due to Deaths                                        -6,552              --                --                --
Transfers Due to Other Terminations                              -234              --              -9,347              -133
Transfers Due to Policy Loans                                   5,694                90            -4,296              --
Transfers of Cost of Insurance                                 -5,813              -558            -8,249              -354
Transfers of Loan Processing Charges                             -575               -92            -1,145               -59
Transfers Among Investment Divisions                            8,133              -456           -13,287            58,731
                                                        -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                        -1,950               780           -37,945            57,480
                                                        -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                       -28,228            -2,759           -91,305            55,573
Net Assets - Beginning of Year                                270,906            30,963           487,921              --
                                                        -------------     -------------     -------------     -------------
Net Assets - End of Year                                $     242,678     $      28,204     $     396,616         $  55,573
                                                        =============     =============     =============     =============



The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
-------------------------------------------------------------------------------


                                                                                                        AGGRESSIVE
                                                                            MONEY          BOND           GROWTH
                                                                            FUND           FUND            FUND
                                                           TOTAL          DIVISION       DIVISION        DIVISION
                                                        -----------     -----------     -----------     -----------
Investment Income:
 Dividends (Note 2)                                     $ 9,140,797     $ 1,265,819     $   200,920     $   596,625

Expenses:
  Risk Charges and Administrative Expenses (Note 3)        -996,721        -164,797         -38,374        -127,253
   Transaction Charges (Note 4)                             -27,768            --              --              --
                                                        -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                          8,116,308       1,101,022         162,546         469,372
                                                        -----------     -----------     -----------     -----------

Net Realized Gains (Losses)                               4,922,445            --           156,478        -176,020
Net Unrealized Gains (Losses)                             2,446,941            --            38,471       2,509,312
                                                        -----------     -----------     -----------     -----------
  Net Realized and Unrealized Gains (Losses)              7,369,386            --           194,949       2,333,292
                                                        -----------     -----------     -----------     -----------

Net Increase in Net Assets
  Resulting from Operations                              15,485,694       1,101,022         357,495       2,802,664
                                                        -----------     -----------     -----------     -----------

Transfers of Net Premiums                                   977,164         311,935          29,159         138,372
Transfers of Policy Loading, Net                           -242,069         -95,216          -8,792         -41,663
Transfers Due to Deaths                                  -2,473,487        -342,541        -297,833        -442,273
Transfers Due to Other Terminations                     -11,534,142      -3,524,009        -212,948      -1,598,266
Transfers Due to Policy Loans                            -1,098,416        -241,550         -36,348        -125,984
Transfers of Cost of Insurance                           -2,619,332        -454,342        -129,929        -303,815
Transfers of Loan Processing Charges                       -319,810         -69,753         -20,719         -34,426
Transfers Among Investment Divisions                           --         6,945,835         188,396      -1,447,948
                                                        -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 -17,310,092       2,530,359        -489,014      -3,856,003
                                                        -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                  -1,824,398       3,631,381        -131,519      -1,053,339
Net Assets - Beginning of Year                          156,906,668      20,186,215       6,408,702      22,143,166
                                                        -----------     -----------     -----------     -----------
Net Assets - End of Year                                155,082,270      28,817,596     $ 6,277,183     $21,089,827
                                                        ===========     ===========     ===========     ===========

                                                                         MULTIPLE          HIGH
                                                           GROWTH       STRATEGIES       INCOME
                                                           FUND            FUND           FUND                 1998
                                                         DIVISION        DIVISION        DIVISION        DIVISION*
                                                        -----------     -----------     -----------     -----------
Investment Income:
 Dividends (Note 2)                                     $ 3,034,705     $ 3,386,909     $   655,819     $      --

Expenses:
  Risk Charges and Administrative Expenses (Note 3)        -208,747        -328,652         -77,047          -1,704
   Transaction Charges (Note 4)                                --              --              --              -903
                                                        -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                          2,825,958       3,058,257         578,772          -2,607
                                                        -----------     -----------     -----------     -----------

Net Realized Gains (Losses)                                 357,235       1,654,790        -297,283          96,937
Net Unrealized Gains (Losses)                             4,009,828      -1,636,782         -71,713         -81,974
                                                        -----------     -----------     -----------     -----------
  Net Realized and Unrealized Gains (Losses)              4,367,063          18,008        -368,996          14,963
                                                        -----------     -----------     -----------     -----------

Net Increase in Net Assets
  Resulting from Operations                               7,193,021       3,076,265         209,776          12,356
                                                        -----------     -----------     -----------     -----------

Transfers of Net Premiums                                   166,924         294,947          19,087            --
Transfers of Policy Loading, Net                            -41,128         -59,762         -10,080            -591
Transfers Due to Deaths                                    -296,846        -846,730         -71,371            --
Transfers Due to Other Terminations                      -1,775,367      -2,775,187        -976,133           1,402
Transfers Due to Policy Loans                                92,570        -411,537        -300,414          -5,380
Transfers of Cost of Insurance                             -532,474        -824,511        -233,254          -1,729
Transfers of Loan Processing Charges                        -72,764         -84,237         -23,956              44
Transfers Among Investment Divisions                        376,015      -2,415,654      -2,663,104        -718,538
                                                        -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  -2,083,070      -7,122,671      -4,259,225        -724,792
                                                        -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                   5,109,951      -4,046,406      -4,049,449        -712,436
Net Assets - Beginning of Year                           31,669,750      53,529,994      14,079,280         712,436
                                                        -----------     -----------     -----------     -----------
Net Assets - End of Year                                $36,779,701     $49,483,588     $10,029,831     $      --
                                                        ===========     ===========     ===========     ===========


*The Trust Divisions reflect the operations and changes in net assets of their investments in both the Merrill Trust and the Oppenheimer Trust (See Note 1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (CONTINUED)
-------------------------------------------------------------------------------

                                                          1999          2000           2005             2006
                                                        DIVISION*     DIVISION*      DIVISION*        DIVISION*
                                                        --------     -----------    -----------     ------------
Investment Income:
  Dividends (Note 2)                                    $   --       $      --      $      --       $       --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)       -2,117         -19,384        -12,996           -8,136
   Transaction Charges (Note 4)                           -1,187         -10,523         -6,907           -4,457
                                                        --------     -----------    -----------     ------------
    Net Investment Income (Loss)                          -3,304         -29,907        -19,903          -12,593
                                                        --------     -----------    -----------     ------------

Net Realized Gains (Losses)                               73,250       1,259,579        768,954          674,761
Net Unrealized Gains (Losses)                            -49,120      -1,031,743       -533,530         -510,973
                                                        --------     -----------    -----------     ------------
  Net Realized and Unrealized Gains (Losses)              24,130         227,836        235,424          163,788
                                                        --------     -----------    -----------     ------------

Net Increase in Net Assets
  Resulting from Operations                               20,826         197,929        215,521          151,195
                                                        --------     -----------    -----------     ------------

Transfers of Net Premiums                                  5,586           1,249          1,235              991
Transfers of Policy Loading, Net                            -304          -7,108          5,684            6,245
Transfers Due to Deaths                                     --           -40,970        -40,478          -51,634
Transfers Due to Other Terminations                      -35,335        -568,575        -48,652          -18,164
Transfers Due to Policy Loans                              5,614         -30,734         -8,315           -4,714
Transfers of Cost of Insurance                            -6,598         -48,856        -36,498          -25,872
Transfers of Loan Processing Charges                        -505          -5,067         -4,180           -2,230
Transfers Among Investment Divisions                      62,177            -508        -77,749            3,849
                                                        --------     -----------    -----------     ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                   30,635        -700,569       -208,953          -91,529
                                                        --------     -----------    -----------     ------------

Total Increase (Decrease) in Net Assets                   51,461        -502,640          6,568           59,666
Net Assets - Beginning of Year                           309,563       3,369,128      2,052,209        1,313,317
                                                        --------     -----------    -----------     ------------
Net Assets - End of Year                                $361,024     $ 2,866,488    $ 2,058,777     $  1,372,983
                                                        ========     ===========    ===========     ============

                                                            2007            2008            2009            2010
                                                          DIVISION*       DIVISION*       DIVISION*       DIVISION*
                                                         -----------     -----------     -----------     -----------
Investment Income:
  Dividends (Note 2)                                     $      --       $      --       $      --       $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)             -949          -2,277            -224          -4,064
   Transaction Charges (Note 4)                                 -479          -1,176            -103          -2,033
                                                         -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                              -1,428          -3,453            -327          -6,097
                                                         -----------     -----------     -----------     -----------

Net Realized Gains (Losses)                                   79,207         114,350          10,029         150,178
Net Unrealized Gains (Losses)                                -60,234         -64,409          -5,792         -64,400
                                                         -----------     -----------     -----------     -----------
  Net Realized and Unrealized Gains (Losses)                  18,973          49,941           4,237          85,778
                                                         -----------     -----------     -----------     -----------

Net Increase in Net Assets
  Resulting from Operations                                   17,545          46,488           3,910          79,681
                                                         -----------     -----------     -----------     -----------

Transfers of Net Premiums                                      2,490           3,180           2,009            --
Transfers of Policy Loading, Net                                 567           1,197             517           8,365
Transfers Due to Deaths                                      -42,811            --              --              --
Transfers Due to Other Terminations                             -672              -4              -3          -2,229
Transfers Due to Policy Loans                                   --              --              --           -31,624
Transfers of Cost of Insurance                                -3,869          -7,376            -536          -9,673
Transfers of Loan Processing Charges                            -254            -567             -95          -1,101
Transfers Among Investment Divisions                           8,796        -108,844         -10,149        -142,574
                                                         -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      -35,753        -112,414          -8,257        -178,836
                                                         -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                      -18,208         -65,926          -4,347         -99,155
Net Assets - Beginning of Year                               173,690         336,832          35,310         587,076
                                                         -----------     -----------     -----------     -----------
Net Assets - End of Year                                 $   155,482     $   270,906     $    30,963     $   487,921
                                                         ===========     ===========     ===========     ===========


*The Trust Divisions reflect the operations and changes in net assets of their investments in both the Merrill Trust and the Oppenheimer Trust (See Note 1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                                                    Capital
                                                                         Money         Bond      Appreciation      Growth
                                                                         Fund          Fund          Fund           Fund
                                                          Total        Division      Division      Division       Division
                                                      ------------   ------------   ----------   ------------   -----------
Investment Income:
  Dividends (Note 2)                                  $  9,179,780   $  1,341,049   $  407,637    $ 1,004,837   $ 1,586,036
Expenses:
  Risk Charges and Administrative Expenses (Note 3)     -1,027,845       -171,531      -38,448       -139,893      -196,798
   Transaction Charges (Note 4)                            -34,178             --           --             --            --
                                                      ------------   ------------   ----------    -----------   -----------
    Net Investment Income (Loss)                         8,117,757      1,169,518      369,189        864,944     1,389,238
                                                      ------------   ------------   ----------    -----------   -----------

Net Realized Gains                                      12,239,968             --      116,077      2,044,573     6,354,462
Net Unrealized Gains (Losses)                              881,888             --       27,012       -617,863      -728,115
                                                      ------------   ------------   ----------    -----------   -----------
  Net Realized and Unrealized Gains                     13,121,856             --      143,089      1,426,710     5,626,347
                                                      ------------   ------------   ----------    -----------   -----------

Net Increase in Net Assets
  Resulting from Operations                             21,239,613      1,169,518      512,278      2,291,654     7,015,585
                                                      ------------   ------------   ----------    -----------   -----------

Transfers of Net Premiums                                1,174,323        244,593       40,441        217,048       237,523
Transfers of Policy Loading, Net                          -611,411       -135,232      -25,351        -77,953       -94,634
Transfers Due to Deaths                                 -1,658,171       -182,693     -162,624       -119,796      -163,063
Transfers Due to Other Terminations                    -15,948,657     -3,344,904     -436,207     -1,604,255    -5,550,796
Transfers Due to Policy Loans                           -2,825,734     -1,071,149     -155,523       -672,449      -239,476
Transfers of Cost of Insurance                          -2,537,353       -430,113     -138,222       -298,433      -491,597
Transfers of Loan Processing Charges                      -341,397        -68,556      -25,417        -37,797       -73,694
Transfers Among Investment Divisions                            --       -749,079      204,386     -1,855,148     4,910,762
                                                      ------------   ------------   ----------    -----------   -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                -22,748,400     -5,737,133     -698,517     -4,448,783    -1,464,975
                                                      ------------   ------------   ----------    -----------   -----------

Total Increase (Decrease) in Net Assets                 -1,508,787     -4,567,615     -186,239     -2,157,129     5,550,610
Net Assets - Beginning of Year                         158,415,455     24,753,830    6,594,941     24,300,295    26,119,140
                                                      ------------   ------------   ----------    -----------   -----------
Net Assets - End of Year                              $156,906,668   $ 20,186,215   $6,408,702    $22,143,166   $31,669,750
                                                      ============   ============   ==========    ===========   ===========

                                                        Multiple        High
                                                       Strategies      Income
                                                          Fund          Fund          1997         1998
                                                        Division      Division      Division     Division
                                                      -----------   -----------   -----------   ---------
Investment Income:
  Dividends (Note 2)                                  $ 3,757,621   $ 1,082,600   $        --   $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      -331,151       -85,498        -8,362      -4,937
   Transaction Charges (Note 4)                                --            --        -4,364      -2,583
                                                      -----------   -----------   -----------   ---------
    Net Investment Income (Loss)                        3,426,470       997,102       -12,726      -7,520
                                                      -----------   -----------   -----------   ---------

Net Realized Gains                                      1,429,229       676,371       801,962      63,662
Net Unrealized Gains (Losses)                           3,074,162      -117,236      -733,476     -21,221
                                                      -----------   -----------   -----------   ---------
  Net Realized and Unrealized Gains                     4,503,391       559,135        68,486      42,441
                                                      -----------   -----------   -----------   ---------

Net Increase in Net Assets
  Resulting from Operations                             7,929,861     1,556,237        55,760      34,921
                                                      -----------   -----------   -----------   ---------

Transfers of Net Premiums                                 374,184        35,993         1,554          --
Transfers of Policy Loading, Net                         -193,971       -46,033        -8,101      -3,468
Transfers Due to Deaths                                  -501,326      -134,686       -12,112     -44,961
Transfers Due to Other Terminations                    -3,442,970      -923,609      -233,016     -40,958
Transfers Due to Policy Loans                            -449,332       -78,045        23,187      -1,459
Transfers of Cost of Insurance                           -783,651      -241,622       -19,703     -10,401
Transfers of Loan Processing Charges                      -91,446       -30,743        -1,930        -881
Transfers Among Investment Divisions                     -165,889      -526,848    -2,034,153      -6,029
                                                      -----------   -----------   -----------   ---------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                -5,254,401    -1,945,593    -2,284,274    -108,157
                                                      -----------   -----------   -----------   ---------

Total Increase (Decrease) in Net Assets                 2,675,460      -389,356    -2,228,514     -73,236
Net Assets - Beginning of Year                         50,854,534    14,468,636     2,228,514     785,672
                                                      -----------   -----------   -----------   ---------
Net Assets - End of Year                              $53,529,994   $14,079,280   $        --   $ 712,436
                                                      ===========   ===========   ===========   =========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (Continued)
--------------------------------------------------------------------------------

                                                        1999        2000         2005         2006
                                                      Division    Division     Division     Division
                                                      --------   ----------   ----------   ----------
Investment Income:
  Dividends (Note 2)                                  $     --   $       --   $       --   $       --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)     -1,866      -21,907      -11,874       -7,796
   Transaction Charges (Note 4)                           -994      -11,677       -6,323       -4,249
                                                      --------   ----------   ----------   ----------
    Net Investment Income (Loss)                        -2,860      -33,584      -18,197      -12,045
                                                      --------   ----------   ----------   ----------

Net Realized Gains                                       7,391      388,365      153,663       56,323
Net Unrealized Gains (Losses)                           10,644     -153,545       48,934       79,534
                                                      --------   ----------   ----------   ----------
  Net Realized and Unrealized Gains                     18,035      234,820      202,597      135,857
                                                      --------   ----------   ----------   ----------

Net Increase in Net Assets
  Resulting from Operations                             15,175      201,236      184,400      123,812
                                                      --------   ----------   ----------   ----------

Transfers of Net Premiums                                5,586        1,256        3,096          897
Transfers of Policy Loading, Net                          -710      -15,436       -5,458       -4,255
Transfers Due to Deaths                                     --     -208,288      -91,411      -37,211
Transfers Due to Other Terminations                    -19,746     -184,782      -53,446      -17,441
Transfers Due to Policy Loans                            4,215      -57,576      -68,431      -15,907
Transfers of Cost of Insurance                          -4,856      -46,724      -29,413      -21,957
Transfers of Loan Processing Charges                      -215       -4,261       -3,219       -1,449
Transfers Among Investment Divisions                    10,210       10,969      293,013         -294
                                                      --------   ----------   ----------   ----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 -5,516     -504,842       44,731      -97,617
                                                      --------   ----------   ----------   ----------

Total Increase (Decrease) in Net Assets                  9,659     -303,606      229,131       26,195
Net Assets - Beginning of Year                         299,904    3,672,734    1,823,078    1,287,122
                                                      --------   ----------   ----------   ----------
Net Assets - End of Year                              $309,563   $3,369,128   $2,052,209   $1,313,317
                                                      ========   ==========   ==========   ==========


                                                        2007       2008       2009       2010
                                                      Division   Division   Division   Division
                                                      --------   --------   --------   --------
Investment Income:
  Dividends (Note 2)                                  $     --   $     --   $     --   $     --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)     -1,106     -2,148       -752     -3,778
   Transaction Charges (Note 4)                           -544     -1,100       -400     -1,944
                                                      --------   --------   --------   --------
    Net Investment Income (Loss)                        -1,650     -3,248     -1,152     -5,722
                                                      --------   --------   --------   --------

Net Realized Gains                                       1,825     62,588     20,002     63,475
Net Unrealized Gains (Losses)                           16,960    -18,645     -5,883     20,626
                                                      --------   --------   --------   --------
  Net Realized and Unrealized Gains                     18,785     43,943     14,119     84,101
                                                      --------   --------   --------   --------

Net Increase in Net Assets
  Resulting from Operations                             17,135     40,695     12,967     78,379
                                                      --------   --------   --------   --------

Transfers of Net Premiums                                2,490      7,045      2,617         --
Transfers of Policy Loading, Net                          -553       -702        219        227
Transfers Due to Deaths                                     --         --         --         --
Transfers Due to Other Terminations                          6    -35,948        245    -60,830
Transfers Due to Policy Loans                               --    -31,758         --    -12,031
Transfers of Cost of Insurance                          -3,398     -6,590     -1,606     -9,067
Transfers of Loan Processing Charges                      -236       -645         35       -943
Transfers Among Investment Divisions                        -4     37,022   -122,553     -6,365
                                                      --------   --------   --------   --------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 -1,695    -31,576   -121,043    -89,009
                                                      --------   --------   --------   --------

Total Increase (Decrease) in Net Assets                 15,440      9,119   -108,076    -10,630
Net Assets - Beginning of Year                         158,250    327,713    143,386    597,706
                                                      --------   --------   --------   --------
Net Assets - End of Year                              $173,690   $336,832   $ 35,310   $587,076
                                                      ========   ========   ========   ========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION

Variable Account B of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of fourteen investment divisions. Six of the divisions each invest solely in the shares of the six corresponding separate funds of the Oppenheimer Variable Account Funds (the Funds), a no-load, open-end, diversified, management investment company registered under the 1940 Act. The Funds' investment advisor is Oppenheimer Funds, Inc. Eight divisions each invest solely in the units of the eight corresponding series trusts of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the Merrill Trust), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Merrill Trust is Merrill Lynch, Pierce, Fenner & Smith Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The portion of the Account's assets applicable to the variable life insurance policies is not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho
(1998), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), and
Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

Effective July 22, 1999, a 2019 series trust was added to the Merrill Trust and a corresponding investment division was added to the Account.

Prior to May 1, 1999, the Capital Appreciation Fund was named the Growth Fund. Simultaneously with the fund name change, the corresponding investment division of the Account was renamed.

Prior to October 29, 1998, certain investment divisions of the Account invested solely in the units of designated series of the Oppenheimer Zero Coupon U.S. Treasuries Trust (the Oppenheimer Trust) which is registered under the 1940 Act as a unit investment trust. The sponsor of the Oppenheimer Trust is Oppenheimer Funds Distributor, Inc. On February 18, 1998, Monarch Life filed with the Securities and Exchange Commission, an application requesting an order approving the substitution of the

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION (continued)

Oppenheimer Trust with the Merrill Trust. On June 17, 1998, the Securities and Exchange Commission issued an order approving the substitution.

Prior to May 1, 1998, the Aggressive Growth Fund was named the Capital Appreciation Fund. Simultaneously with the fund name change, the corresponding investment division of the Account was renamed.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States.

         INVESTMENTS: The investments in shares of the Funds and in units of the Merrill Trust and the Oppenheimer Trust are stated at market value which is the net asset value per share and per unit of the respective Funds and series trusts of the Merrill Trust and the Oppenheimer Trust. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Funds and the Merrill Trust and the Oppenheimer Trust are reinvested in additional shares and units, respectively, and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3-EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .75% (on an annual basis) of the policyholders' investment base.

Monarch Life makes certain deductions from the premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and
(4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyholder in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyholder's investment base in equal installments at the beginning of the second through eleventh policy years.

NOTE 4-TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc. and Oppenheimer Fund Distributor, Inc., on the sale of units of the respective trusts to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on an annual basis) of the policyholders' investment base.

NOTE 5-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6-ALLOCATED POLICY LOADING/FUTURE POLICY BENEFITS

Unamortized allocated policy loading (note 3) was at $367,800 December 31, 1999 and $501,738 at December 31, 1998. Amounts provided for future policy benefits on certain policies in the Account were $0 at December 31, 1999 and $90,263 at December 31, 1998. The sum of these two items is presented as a net amount in the Statement of Net Assets at December 31, 1998.

NOTE 7-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds and units of the Merrill Trust by the Account during the year ended December 31, 1999 are shown below:

                                                     PURCHASES        SALES
                                                   ------------   ------------
           Oppenheimer Money Fund                  $ 57,633,067   $ 57,419,744
           Oppenheimer Bond Fund                      1,122,792      1,325,322
           Oppenheimer Aggressive Growth Fund        33,913,973     36,853,036
           Oppenheimer Capital Appreciation Fund     18,726,462     20,930,702
           Oppenheimer Multiple Strategies Fund       4,834,040      8,714,030
           Oppenheimer High Income Fund              17,845,873     18,860,052
           1999 Trust                                       830        363,571
           2000 Trust                                   161,226        250,883
           2005 Trust                                    78,720        288,262
           2006 Trust                                     3,618        122,141
           2007 Trust                                        --         11,862
           2008 Trust                                     9,349         13,714
           2009 Trust                                     2,084          1,631
           2010 Trust                                    12,635         54,898
           2019 Trust                                    58,337          1,091
                                                   ------------   ------------
  TOTAL                                            $134,403,006   $145,210,939
                                                   ============   ============

NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, the Merrill Trust and the Oppenheimer Trust, that the Account satisfies the current requirements of the regulations.